RIGHT-OF-USE ASSETS & LEASE LIABILITIES	12 Months Ended
Dec. 31, 2021
RIGHT-OF-USE ASSETS & LEASE LIABILITIES
RIGHT-OF-USE ASSETS & LEASE LIABILITIES

8. RIGHT-OF-USE ASSETS & LEASE LIABILITIES

Information related to operating and finance leases is as follows:

	December 31, 2021		December 31, 2020
	Operating Leases	Finance Leases	Operating Leases	Finance Leases
Weighted average discount rate	12.66%	11.76%	11.19%	14.85%
Weighted average remaining lease term	14.01 yrs	2.81 yrs	10.94 yrs	4.00 yrs

The maturity of the contractual undiscounted lease liabilities as of December 31, 2021, are as follows:

	Operating Leases	Finance Leases	Total
2022	$20,572,720	$5,301,840	$25,874,560
2023	20,969,868	5,248,585	26,218,453
2024	20,501,183	3,755,537	24,256,720
2025	19,900,712	316,545	20,217,257
2026	19,250,040	40,221	19,290,261
2027 and beyond	189,752,775	—	189,752,775
Total undiscounted lease liabilities	$290,947,298	$14,662,728	$305,610,026
Impact of discounting	(198,984,593)	(2,071,066)	(201,055,659)
Total present value of minimum lease payments	$91,962,705	$12,591,662	$104,554,367

Payments related to capitalized leases during the years ended December 31, 2021 and 2020, are as follows:

	Year Ended
	December 31, 2021	December 31, 2020
Lease liabilities - operating
Lease liabilities - operating expense, COGS	$4,818,319	$684,418
Lease liabilities - operating expense, G&A	8,517,965	2,083,580
Lease liabilities - finance
Amortization of right-of-use assets, COGS	1,049,787	17,040
Amortization of right-of-use assets, G&A	76,280	—
Interest on lease liabilities - finance, COGS	719,824	14,377
Interest on lease liabilities - finance, G&A	320,069	—
Total lease expense	$15,502,244	$2,799,415